Accumulated Other Comprehensive Income and Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Accumulated Other Comprehensive Income
As at December 31, 2019 and 2020, the details of the Controlling Company’s accumulated other comprehensive income are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Changes in investments in associates and joint ventures	￦	1,556	￦	16,257
Loss on derivatives valuation		(7,624)		19,809
Gain on valuation of financial assets at fair value through other comprehensive income		211,573		61,438
Exchange differences on translation for foreign operations		(10,571)		(11,453)

Total	￦	194,934	￦	86,051

Summary of Changes in Accumulated Other Comprehensive Income
Changes in accumulated other comprehensive income for the years ended December 31, 2019 and 2020, are as follows:

	2019
(In millions of Korean won)	Beginning		Increase/ decrease		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	(871)	￦	2,427	￦	—	￦	1,556
Gain or loss on derivatives valuation		(30,474)		67,534		(44,684)		(7,624)
Gain on valuation of financial assets at fair value through other comprehensive income		96,704		114,869		—		211,573
Exchange differences on translation for foreign operations		(15,201)		4,630		—		(10,571)

Total	￦	50,158	￦	189,460	￦	(44,684)	￦	194,934

(In millions of Korean won)	2020
	Beginning		Increase/ decrease		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	1,556	￦	14,701	￦	—	￦	16,257
Gain or loss on derivatives valuation		(7,624)		(83,998)		111,431		19,809
Gain on valuation of financial assets at fair value through other comprehensive income		211,573		(150,135)		—		61,438
Exchange differences on translation for foreign operations		(10,571)		(882)		—		(11,453)

Total	￦	194,934		￦ (220,314)	￦	111,431	￦	86,051

Summary of Other Components of Equity
The Group’s other components of equity as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019	December 31, 2020
Treasury stock 1	￦ (825,838)	￦ (882,224)
Gain or loss on disposal of treasury stock 2	1,229	(17,579)
Share-based payments	7,769	5,901
Others 3	(353,243)	(340,882)

Total	￦ (1,170,083)	￦ (1,234,784)

1	During the year ended December 31, 2020, the Group acquired 4,550,000 treasury shares and granted 1,150,580 treasury shares as share-based payment.
2	The amount directly reflected in equity is ￦7,288 million (2019: ￦603 million) for the year ended December 31, 2020.
3	Profit or loss incurred from transactions with non-controlling interest and investment difference incurred from change in proportion of subsidiaries are included.

Summary of Treasury Stock
As at December 31, 2019 and
2020
, the details of treasury stock are as follows:

	December 31, 2019		December 31, 2020
Number of shares (in shares)		15,870,258		19,269,678
Amounts (In millions of Korean won)	￦	825,838	￦	882,224